MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise Digital Payments Infrastructure Fund - TPAY
(the "Fund")

Supplement dated June 30, 2020, to the Summary Prospectus dated March 30, 2020
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Effective immediately, Habib Moudachirou and Denise Krisko are no longer serving as Portfolio Managers of the Tortoise Digital Payments Infrastructure Fund. All references to Mr. Moudachirou and Ms. Krisko are hereby deleted from the Summary Prospectus. Austin Wen continues to serve as Portfolio Manager to the Fund.

Effective immediately, Rafael Zayas has been added as a Portfolio Manager of the Fund.

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This supplement should be retained with your Summary Prospectus for future reference.